Pension and Other Postretirement Benefits, Pension fair value of investments in entities that calculate net asset value per share (Details) - Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan assets	$ 1,021	$ 1,743	$ 1,548
U.S. [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	daily	daily
U.S. [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	daily	daily
Redemption notice period	3 days	3 days
U.S. [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	daily	daily
U.S. [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 13	$ 14
Remaining life	10 years	10 years
Redemption frequency	quarterly	quarterly
U.S. [Member] | Hedge funds measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	quarterly	quarterly
U.S. [Member] | Private equity measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 18	$ 72
Remaining life	10 years	10 years
Redemption frequency	Not eligible	Not eligible
U.S. [Member] | Minimum [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
Redemption notice period	3 days	3 days
U.S. [Member] | Minimum [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
U.S. [Member] | Minimum [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
Redemption notice period	3 days	3 days
U.S. [Member] | Minimum [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	15 days	15 days
Redemption notice period	45 days	45 days
U.S. [Member] | Minimum [Member] | Hedge funds measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	10 days	10 days
Redemption notice period	20 days	20 days
U.S. [Member] | Maximum [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
Redemption notice period	4 days	4 days
U.S. [Member] | Maximum [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
U.S. [Member] | Maximum [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
Redemption notice period	7 days	7 days
U.S. [Member] | Maximum [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	25 days	25 days
Redemption notice period	90 days	90 days
U.S. [Member] | Maximum [Member] | Hedge funds measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	30 days	30 days
Redemption notice period	90 days	90 days
U.S. [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	$ 148	$ 148
U.S. [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	65	128
U.S. [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	144	247
U.S. [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	100	113
U.S. [Member] | Hedge funds measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	119	171
U.S. [Member] | Private equity measured at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	60	203
U.S. [Member] | Fair value measured at net asset value per share [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan assets	636	1,010
Unfunded commitments	31	86
Non-U.S. [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan assets	733	1,082	$ 1,168
Non-U.S. [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	1 to 7 days	1 to 7 days
Non-U.S. [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	1 to 7 days	1 to 7 days
Non-U.S. [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Unfunded commitments	$ 0	$ 0
Redemption frequency	daily	daily
Redemption notice period	3 days	3 days
Non-U.S. [Member] | Minimum [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
Redemption notice period	1 day	1 day
Non-U.S. [Member] | Minimum [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
Redemption notice period	1 day	1 day
Non-U.S. [Member] | Minimum [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	1 day	1 day
Non-U.S. [Member] | Maximum [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
Redemption notice period	3 days	3 days
Non-U.S. [Member] | Maximum [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
Redemption notice period	3 days	3 days
Non-U.S. [Member] | Maximum [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Trade to settlement terms	3 days	3 days
Non-U.S. [Member] | Domestic equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	$ 20	$ 35
Non-U.S. [Member] | International equity at net asset value [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	21	67
Non-U.S. [Member] | Fixed income securities [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan asset investments	198	239
Non-U.S. [Member] | Fair value measured at net asset value per share [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of plan assets	239	341
Unfunded commitments	$ 0	$ 0